RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY DISCLOSURES
Summary of transactions are proceeded with related parties

in € thousand	2024	2023	2022
Interest income on loans granted to
Shareholder	4	1,077	526

Interest expense on loans received from
Key management personnel	3	12	88
Other related parties	510	558	409
Shareholder	916	737	165

Purchases of goods or services
Joint ventures	—	3	2,511
Other related parties	1,663	236	663

Sale of goods or services
Joint ventures	—	427	505
Other related parties	31	11,801	592

Salary and Bonus
Shareholder	1,055	1,149	988
Key management personnel	1,428	1,562	1,262

in € thousand	12/31/2024	12/31/2023
Outstanding balances - Liabilities
Shareholder	29,486	29,102
Key management personnel	—	280
Joint ventures	358	358
Other related parties	16,973	25,359

in € thousand	12/31/2024	12/31/2023
Outstanding balances - Receivables
Shareholder	—	107
Joint ventures	4,068	2,655
Other related parties	1,286	221